Remuneration and other benefits paid to Banco Santander’s directors and senior managers (Tables)	6 Months Ended
Jun. 30, 2022
Remuneration And Other Benefits [Abstract]
Schedule of total remuneration paid
Following is a summary of the most significant data on the remunerations and benefits for the first six months ended 30 June 2022 and 2021:
Remuneration of members of the board of directors (1)

	EUR thousand
	30-06-2022	30-06-2021
Members of the board of directors: (2)
Remuneration concept
Fixed salary remuneration of executive directors	2,859	3,234
Variable salary remuneration of executive directors	—	—
Directors fees	525	590
Bylaw-stipulated emoluments (annual emolument)	1,890	1,857
Other (except insurance premiums)	1,317	1,236
Sub-total	6,591	6,917
Transactions with shares and/or other financial instruments	—	—
	6,591	6,917
(1)The Notes to the consolidated annual accounts for 2022 will contain detailed and complete information on the remuneration paid to all the directors, including executive directors.
(2)Mr. Germán de la Fuente was designated member of the board on 1 April 2022.
Mr. Álvaro Cardoso de Souza stepped down as member of the board on 1 April 2022.
The table below includes the corresponding amounts related to remunerations of senior management at 30 June 2022 and 2021, excluding the executive directors:

	EUR thousand
	30-06-2022	30-06-2021
Senior management (1)
Total remuneration of senior management (2)	13,978	14,014
(3)None of the senior managers have ceased in their functions during the first six months of 2022. Remunerations received by members of the senior management who ceased in their functions by 30 June 2021, amounted to EUR 2,690 thousand.
(2)   The number of members of Banco Santander's senior management, excluding executive directors, is 15 as at 30 June 2022 (16 persons at 30 June 2021 ).

Schedule of other benefits of members of the board of directors

	EUR thousand
	30-06-2022	30-06-2021
Members of the board of directors
Other benefits
Advances	—	—
Loans granted	133	73
Pension funds and plans: Endowments and/or contributions (1)	946	912
Pension funds and plans: Accumulated rights (2)	64,895	68,317
Life insurance premiums	769	677
Guarantees provided for directors	—	—
(1)   These correspond to the endowments and/or contributions made during first six months of 2022 and 2021 in respect of retirement pensions and complementary benefits for widowhood, orphanhood and permanent disability.
(2)   Corresponds to the rights accrued by the directors in matters of pensions. Additionally, former members of the board had at 30 June 2022 and 30 June 2021 rights accrued for this concept for EUR 48,388 thousand and EUR 50,107 thousand, respectively.

Schedule of funds and pension plans of senior management

	EUR thousand
	30-06-2022	30-06-2021
Senior management (1)
Pension funds: Endowments and / or contributions (2)	2,808	2,917
Pension funds: Accumulated rights (3)	56,222	57,372
(1)None of the senior managers have ceased in their functions during the first six months of 2022. Remunerations received as endowments and/or contributions to pension funds by members of the senior management who ceased in their functions by 30 June 2021 amounted to EUR 195 thousand.
(2)Corresponds to the allocations and/or contributions made during the first six months of 2022 and 2021 as retirement pensions.
(3)Corresponds to the rights accrued by members of senior management in the area of pensions. In addition, former members of senior management had at 30 June 2022 and 30 June 2021 rights accumulated for this same concept for EUR 113,060 thousand and EUR 132,597 thousand, respectively.